Document and Entity Information	0 Months Ended
Oct. 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 14, 2014
Registrant Name	JENSEN PORTFOLIO INC
Central Index Key	0000887215
Amendment Flag	false
Document Creation Date	Oct. 14, 2014
Document Effective Date	Oct. 14, 2014
Prospectus Date	Sep. 30, 2014
The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares
Risk/Return:
Trading Symbol	JENRX